Prior Year Restatement and Opening Balance Adjustments - Group statement of comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statements [Line Items]
Profit for the year	£ 2,347	£ 2,184	£ 2,066
Items that will not be reclassified to the income statement
Remeasurements of the net pension obligation	(2,102)	1,684	(2,789)
Tax on pension remeasurements	384	(263)	416
Items that have been or may be reclassified to the income statement
Exchange differences on translation of foreign operations	64	(188)	237
Fair value movements on available-for-sale assets		11	(3)
Movements in relation to cash flow hedges:
- net fair value (losses) gains	176	(368)	884
recognised in income and expense	(18)	277	(938)
Tax on components of other comprehensive income that have been or may be reclassified	(41)	1	29
Other comprehensive income (loss) for the year, net of tax	(1,534)	1,154	(2,164)
Total comprehensive income (loss) for the year	£ 813	3,338	£ (98)
Previously reported [Member]
Statements [Line Items]
Profit for the year		2,184
Items that will not be reclassified to the income statement
Remeasurements of the net pension obligation		2,160
Tax on pension remeasurements		(346)
Items that have been or may be reclassified to the income statement
Exchange differences on translation of foreign operations		(188)
Fair value movements on available-for-sale assets		11
Movements in relation to cash flow hedges:
- net fair value (losses) gains		(368)
recognised in income and expense		277
Tax on components of other comprehensive income that have been or may be reclassified		1
Other comprehensive income (loss) for the year, net of tax		1,547
Total comprehensive income (loss) for the year		3,731
Pension restatement [Member]
Items that will not be reclassified to the income statement
Remeasurements of the net pension obligation		(476)
Tax on pension remeasurements		83
Movements in relation to cash flow hedges:
Other comprehensive income (loss) for the year, net of tax		(393)
Total comprehensive income (loss) for the year		£ (393)